Eaton Vance
Virginia Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.0%
Virginia Resources Authority, (Pooled Financing Program):
5.25%, 11/1/47	$500	$ 564,775
Series 2016A, 4.00%, 11/1/32	1,000	1,030,240
Virginia Resources Authority, (State Revolving Fund), 3.00%, 10/1/40	1,000	845,520
		$ 2,440,535
Education — 4.8%
Alexandria Industrial Development Authority, VA, (Episcopal High School):
4.00%, 1/1/33	$325	$ 340,893
4.00%, 1/1/46	500	486,665
Salem Economic Development Authority, VA, (Roanoke College):
4.00%, 4/1/38	525	489,478
4.00%, 4/1/40	200	183,512
University of Virginia, 5.00%, 4/1/38	1,320	1,420,267
		$ 2,920,815
Escrowed/Prerefunded — 7.7%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), Prerefunded to 10/1/25, 5.00%, 10/1/30	$750	$ 794,378
Arlington County, VA, Prerefunded to 8/15/26, 5.00%, 8/15/32	1,000	1,082,910
Harrisonburg Industrial Development Authority, VA, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	750	776,715
Norfolk, VA, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	762,315
Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,316,275
		$ 4,732,593
General Obligations — 6.1%
Alexandria, VA, 5.00%, 7/1/28	$1,000	$ 1,106,560
Loudoun County, VA, 4.00%, 12/1/38	1,045	1,075,232
Puerto Rico, 5.625%, 7/1/29	500	512,525
Virginia Beach, VA, 4.00%, 7/15/32	1,000	1,063,300
		$ 3,757,617
Hospital — 12.2%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/39	$1,200	$ 1,193,844
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Fairfax County Industrial Development Authority, VA, (Inova Health System Hospitals), 5.00%, 8/15/23(1)	$1,344	$ 1,365,917
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,028,580
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	875	956,909
Roanoke Economic Development Authority, VA, (Carilion Clinic Obligated Group), 4.00%, 7/1/38	1,550	1,556,975
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/49	1,000	914,720
Winchester Economic Development Authority, VA, (Valley Health System), Prerefunded to 1/1/24, 5.00%, 1/1/28	450	461,228
		$ 7,478,173
Industrial Development Revenue — 6.4%
Amelia County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 1.45%, 4/1/27	$1,035	$ 909,392
King George County Industrial Development Authority, VA, (Waste Management, Inc.), (AMT), 2.50%, 6/1/23	2,000	1,994,180
Louisa Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	989,690
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	60	57,612
		$ 3,950,874
Insured - Education — 3.9%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$ 2,362,289
		$ 2,362,289
Insured - Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$ 1,005,160
		$ 1,005,160
Insured - Transportation — 4.6%
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$ 2,617,100
Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	180,088
		$ 2,797,188
Lease Revenue/Certificates of Participation — 4.0%
Manassas Park Economic Development Authority, VA:
4.00%, 12/15/31	$300	$ 319,947

Eaton Vance
Virginia Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Manassas Park Economic Development Authority, VA: (continued)
4.00%, 12/15/32	$250	$ 265,155
4.00%, 12/15/33	250	262,853
Virginia Public Building Authority:
5.00%, 8/1/25	1,000	1,061,210
(AMT), 5.00%, 8/1/26	500	530,080
		$ 2,439,245
Other Revenue — 2.1%
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute):
0.00%, 7/1/49	$2,500	$ 800,525
4.00%, 10/1/52	500	480,135
		$ 1,280,660
Senior Living/Life Care — 5.6%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$ 150,297
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/48	235	218,348
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/23	300	298,089
4.00%, 12/1/30	220	204,404
James City County Economic Development Authority, VA, (WindsorMeade), 4.00%, 6/1/41	625	485,875
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/34	1,000	979,150
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,115,132
		$ 3,451,295
Solid Waste — 2.0%
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/30	$1,075	$ 1,252,547
		$ 1,252,547
Special Tax Revenue — 1.6%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$300	$ 300,813
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	30	27,893
0.00%, 7/1/27	17	13,702
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
0.00%, 7/1/29	$17	$ 12,367
0.00%, 7/1/31	22	14,288
0.00%, 7/1/33	24	13,862
0.00%, 7/1/46	231	58,217
0.00%, 7/1/51	188	35,374
4.50%, 7/1/34	56	52,866
4.536%, 7/1/53	3	2,617
5.00%, 7/1/58	442	419,374
		$ 951,373
Transportation — 16.0%
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/35	$500	$ 487,960
(AMT), 5.00%, 10/1/27	1,250	1,335,438
(AMT), 5.00%, 10/1/37	1,295	1,340,778
(AMT), 5.00%, 10/1/42	1,000	1,023,640
Norfolk Airport Authority, VA, 5.00%, 7/1/37	1,000	1,049,490
Northern Virginia Transportation Commission, Green Bonds, 5.00%, 6/1/47	1,000	1,110,210
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 5.00%, 7/1/32	750	797,880
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	501,600
Washington Metropolitan Area Transit Authority, D.C.:
5.00%, 7/1/29	1,000	1,095,010
5.00%, 7/1/37	1,000	1,062,390
		$ 9,804,396
Water and Sewer — 13.4%
Fairfax County Water Authority, VA, 5.25%, 4/1/27	$1,795	$ 1,988,824
Fairfax County, VA, Sewer Revenue:
4.00%, 7/15/37	1,000	1,020,150
4.00%, 7/15/40	1,000	1,026,370
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,610,445
Newport News, VA, Water Revenue, 5.00%, 7/15/33	1,000	1,071,540
Virginia Beach, VA, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,493,016
		$ 8,210,345
Total Tax-Exempt Municipal Obligations (identified cost $60,491,649)		$58,835,105

Eaton Vance
Virginia Municipal Income Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Virginia Resources Authority, (Pooled Financing Program), 1.816%, 11/1/29	$415	$ 350,231
		$ 350,231
General Obligations — 0.6%
Portsmouth, VA, 2.20%, 7/15/37	$165	$ 117,051
Watertown, CT, 1.95%, 10/15/30	310	253,533
		$ 370,584
Total Taxable Municipal Obligations (identified cost $890,000)		$ 720,815
Total Investments — 97.2% (identified cost $61,381,649)		$59,555,920
Other Assets, Less Liabilities — 2.8%		$ 1,731,281
Net Assets — 100.0%		$61,287,201

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $358,425 or 0.6% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2022, 10.4% of total investments are backed by bond insurance of a financial guaranty assurance agency.
Abbreviations:
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at November 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$58,835,105	$ —	$58,835,105
Taxable Municipal Obligations	—	720,815	—	720,815
Total Investments	$ —	$59,555,920	$ —	$59,555,920
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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